Accounts receivable (Tables)	12 Months Ended
Mar. 31, 2018
Receivables [Abstract]
Summary of Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Accounts receivable	1,183,083	2,352,014	36,124
Less: Allowance for doubtful accounts	(44,478)	(128,559)	(1,974)

Total	1,138,605	2,223,455	34,149

Summary of Activity for Allowance for Doubtful Accounts Receivable

Activity for the allowance for doubtful accounts receivable is as follows:

	As of March 31,
	2017 (INR)	2018 (INR)	2018 (US$)
Balance at the beginning of the year	44,478	44,478	683
Provision for doubtful accounts	—	84,081	1,291

Balance at the end of the year	44,478	128,559	1,974